SCHEDULE OF PARENT COMPANY CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents		$ 3,707	$ 10,731
Other non-current assets		3,140	4,292
Total current assets		62,419	90,828
Total assets		470,785	536,451
Current liabilities
Total current liabilities		573,309	525,054
Total liabilities		616,271	615,325
Shareholders’ Equity
Ordinary share	[1]	16	16
Additional paid-in capital		169,129	169,129
Accumulated deficit		(361,130)	(314,235)
Total deficit		(145,486)	(78,874)	$ 16,128	$ 112,035
Total liabilities and shareholders’ deficit		470,785	536,451
Nonrelated Party [Member]
Current assets
Other current assets from related parties		7,337	9,951
Current liabilities
Accruals and other current liabilities		51,529	47,428
Related Party [Member]
Current assets
Other current assets from related parties		764	2,786
Current liabilities
Accruals and other current liabilities		94,086	78,495
Parent Company [Member]
Current assets
Cash and cash equivalents		1,680	48
Other non-current assets		301
Total current assets		5,160	8,873
Total assets		5,160	8,873
Current liabilities
Accruals and other current liabilities		4,084	5,274
Total current liabilities		4,247	5,324
Total liabilities		4,247	5,324
Shareholders’ Equity
Ordinary share		16
Additional paid-in capital		30,024	30,041
Accumulated deficit		(29,127)	(26,492)
Total deficit		913	3,549
Total liabilities and shareholders’ deficit		5,160	8,873
Parent Company [Member] | Nonrelated Party [Member]
Current assets
Other current assets from related parties		3,179	8,765
Parent Company [Member] | Related Party [Member]
Current assets
Other current assets from related parties			60
Current liabilities
Accruals and other current liabilities		$ 163	$ 50

[1]	Par value of ordinary shares, treasury stock and share data have been retrospectively restated to give effect to 1-for-30 reverse stock split that is discussed in Note 1(b).